CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 210,841,368	$ 392,005,353
Restricted cash	2,748,976	2,581,801
Marketable securities	3,685,012	7,982,470
Customer deposits, net of allowance for doubtful accounts of $646,334 and $584,280 at December 31, 2011 and 2012, respectively	92,624,149	56,167,994
Accounts receivable, net of allowance for doubtful accounts of $14,164,988 and $35,953,537 at December 31, 2011 and 2012, respectively	304,600,710	244,080,865
Properties held for sale	611,892	1,287,157
Deferred tax assets	41,212,042	22,077,959
Prepaid expenses and other current assets	15,962,657	21,817,629
Amounts due from related parties	319,380	1,500,941
Total current assets	672,606,186	749,502,169
Property and equipment, net	41,410,005	27,976,223
Intangible assets, net	175,041,367	213,263,362
Investment in affiliates	34,948,585	32,484,040
Goodwill	49,400,739	49,328,352
Customer deposits, non-current, net of allowance for doubtful accounts of nil and nil at December 31, 2011 and 2012, respectively	744,092	26,585,537
Other non-current assets	37,810,544	44,558,560
TOTAL ASSETS	1,011,961,518	1,143,698,243
Current liabilities:
Accounts payable (including accounts payable of the consolidated VIEs without recourse to E-House of $1,843,770 and $1,826,257 as of December 31, 2011 and 2012, respectively)	7,411,735	5,686,183
Accrued payroll and welfare expenses (including accrued payroll and welfare expenses of the consolidated VIEs without recourse to E-House of $14,530,417 and $18,834,610 as of December 31, 2011 and 2012, respectively)	69,027,516	50,580,838
Income tax payable (including income tax payable of the consolidated VIEs without recourse to E-House of $7,834,965 and $16,625,365 as of December 31, 2011 and 2012, respectively)	56,141,853	45,762,488
Other tax payable (including other tax payable of the consolidated VIEs without recourse to E-House of $5,569,465 and $8,807,339 as of December 31, 2011 and 2012, respectively)	24,864,312	19,251,800
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs without recourse to E-House of $654,465 and $3,161,687 as of December 31, 2011 and 2012, respectively)	4,281,830	1,775,286
Advance from property buyers	2,803,382	2,193,723
Advance from customers and deferred revenue	13,601,078	11,498,742
Liability for exclusive rights, current (including exclusive rights, current of the consolidated VIEs without recourse to E-House of $13,830,821 and $16,973,230 as of December 31, 2011 and 2012, respectively)	16,973,230	13,830,821
Other current liabilities (including other current liabilities of the consolidated VIEs without recourse to E-House of $10,372,839 and $8,975,274 as of December 31, 2011 and 2012, respectively)	27,178,988	25,517,200
Total current liabilities	222,283,924	176,097,081
Deferred tax liabilities (including deferred tax liabilities, non-current of the consolidated VIEs without recourse to E-House of $1,430,257 and $67,651 as of December 31, 2011 and 2012, respectively)	36,925,632	40,108,863
Liability for exclusive rights, non-current (including liability for exclusive rights, non-current of the consolidated VIEs without recourse to E-House of $21,408,384 and $5,918,812 as of December 31, 2011 and 2012, respectively)	5,918,812	21,408,384
Other non-current liabilities	1,719,201	1,715,913
Total liabilities	266,847,569	239,330,241
Commitments and contingencies (Note 18)
Equity:
Ordinary shares ($0.001 par value): 1,000,000,000 shares authorized, 79,065,624 and 118,242,281 shares issued and outstanding, as of December 31, 2011 and 2012, respectively	118,243	79,066
Additional paid-in capital	841,536,135	688,093,431
Accumulated deficit	(157,835,168)	(101,063,764)
Accumulated other comprehensive income	55,117,955	46,253,035
Subscription receivables	(11,798)
Total E-House equity	738,925,367	633,361,768
Non-controlling interest	6,188,582	271,006,234
Total equity	745,113,949	904,368,002
TOTAL LIABILITIES AND EQUITY	$ 1,011,961,518	$ 1,143,698,243